Loans (Non-accrual Loans, Loans Past Due 90 Days And Other Real Estate Owned And Delinquent Loans By Loan Category) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Financing Receivables Past Due and Other Real Estate Owned [Line Items]
Total non-accrual loans	$ 3,744	$ 1,907	$ 3,938
Loans past due 90 days or more	769	149	189
Total non-performing loans	862,186	866,253
Total non-performing assets	4,513	2,056	4,127
Nonperforming Financing Receivable [Member]
Financing Receivables Past Due and Other Real Estate Owned [Line Items]
Total non-performing loans	4,513	2,056	4,127
SBA Non Real Estate [Member]
Financing Receivables Past Due and Other Real Estate Owned [Line Items]
Total non-accrual loans	1,117		1,333
Total non-performing loans	62,385	62,425
Consumer [Member]
Financing Receivables Past Due and Other Real Estate Owned [Line Items]
Total non-accrual loans	$ 2,627	$ 1,907	$ 2,605